Share-Based Payment - Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
May 14, 2015 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 13, 2025
Quantity	317,701	317,701
Exercise price	$ 0.178781	$ 0.178781
May 14, 2015 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 13, 2025
Quantity	23,827	47,654
Exercise price	$ 0.178781	$ 0.178781
April 14, 2016 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Apr. 13, 2026
Quantity	7,942	7,942
Exercise price	$ 0.178781	$ 0.178781
April 7, 2017 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Apr. 06, 2027
Quantity	29,387	35,917
Exercise price	$ 2.85603	$ 2.85603
March 11, 2019 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Mar. 10, 2029
Quantity	3,686	3,686
Exercise price	$ 4.42506	$ 4.42506
March 11, 2019 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Mar. 10, 2029
Quantity	3,686	3,686
Exercise price	$ 4.42506	$ 4.42506
October 4, 2019 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Oct. 03, 2029
Quantity	3,686	3,686
Exercise price	$ 5.644122	$ 5.644122
January 9, 2020 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jan. 08, 2030
Quantity	3,686	3,686
Exercise price	$ 4.42506	$ 4.42506
July 31, 2020 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2030
Quantity	66,355	66,355
Exercise price	$ 6.716157	$ 6.716157
November 2, 2020 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Nov. 01, 2030
Quantity	49,769	49,769
Exercise price	$ 5.644122	$ 5.644122
May 3, 2021 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 02, 2031
Quantity	33,178	33,178
Exercise price	$ 6.716157	$ 6.716157
July 1, 2021 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jun. 30, 2031
Quantity	3,686	3,686
Exercise price	$ 7.093195	$ 7.093195
July 1, 2021 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jun. 30, 2031
Quantity	3,686	3,686
Exercise price	$ 7.093195	$ 7.093195
July 1, 2021 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jun. 30, 2031
Quantity	3,686	3,686
Exercise price	$ 4.42506	$ 4.42506
February 10, 2022 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity	3,686	3,686
Exercise price	$ 4.42506	$ 4.42506
February 10, 2022 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity	10,688	10,688
Exercise price	$ 7.093195	$ 7.093195
February 10, 2022 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity	7,330	7,330
Exercise price	$ 7.093195	$ 7.093195
February 10, 2022 Three [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity	33,157	33,157
Exercise price	$ 7.093195	$ 7.093195
May 31, 2023 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 30, 2033
Quantity	2,986	2,986
Exercise price	$ 6.716157	$ 6.716157
May 31, 2023 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 30, 2033
Quantity	7,372	10,136
Exercise price	$ 7.093195	$ 7.093195
May 31, 2023 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 30, 2033
Quantity	10,502	10,502
Exercise price	$ 7.093195	$ 7.093195
May 31, 2023 Three [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2033
Quantity	14,925	14,925
Exercise price	$ 9.017264	$ 9.017264
May 31, 2023 Four [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2033
Quantity	5,528	5,528
Exercise price	$ 9.017264	$ 9.017264
May 31, 2023 Five [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2033
Quantity	27,084	27,084
Exercise price	$ 9.017264	$ 9.017264
August 21, 2023 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Aug. 20, 2033
Quantity		11,059
Exercise price		$ 10.850012
January 1, 2024 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Dec. 31, 2033
Quantity	2,211
Exercise price	$ 6.716157
January 1, 2024 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Dec. 31, 2033
Quantity	5,528
Exercise price	$ 9.017264
January 1, 2024 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Dec. 31, 2033
Quantity	2,211
Exercise price	$ 9.017264
September 1, 2024 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Aug. 31, 2034
Quantity	24,884
Exercise price	$ 9.017264
September 1, 2024 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Aug. 31, 2034
Quantity	1,105
Exercise price	$ 9.017264
November 20, 2024 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Nov. 19, 2034
Quantity	71,362
Exercise price	$ 10.850012